Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	8,120,348	143,843,889
Common shares outstanding	7,890,493	143,843,889